BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2024
BSGA [Member]
Disclosure of detailed information about business combination [line items]
Purchase Price Allocation of Identifiable Assets acquired and Liabilities Assumed
The details of the purchase price allocation of the identifiable assets acquired and liabilities assumed are as follows:

At April 13, 2023
In thousands of USD, except for the closing price of BSGA’s share and the number of ordinary shares information
Number of outstanding ordinary shares held by BSGA’s shareholders on acquisition date (thousand shares)	2,607
Closing price of BSGA’s ordinary shares on acquisition date (in USD)	10
Fair value of BSGA’s ordinary shares on acquisition date	26,075
Settlement of pre-existing debtor relationship with BSGA*	2,607
Total fair value of consideration transferred	28,682

Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	317
Prepayments and other assets	48
Other payables and accruals	(4,834)
Total fair value of assets acquired and liabilities assumed	(4,469)

Excess of fair value of consideration transferred over fair value of assets acquired and liabilities assumed, recognized as listing fee	33,151

     * Settlement of pre-existing debtor relationship with BSGA represent lending made to BSGA.

Norway Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Purchase Price Allocation of Identifiable Assets acquired and Liabilities Assumed
The assets and liabilities recognized as a result of the acquisition are as follows:
In thousands of USD	At April 15, 2024
Fair value of assets acquired and liabilities assumed
Cash and cash equivalents	8,723
Trade receivables	49
Prepayments and other assets	2,690
Right-of-use assets	122
Property, plant and equipment	1,323
Identified intangible assets: rights to electrical capacity	22,429
Deferred tax assets	32
Trade payables	(3,367)
Other payables and accruals	(16,384)
Income tax payables	(1,962)
Lease liabilities	(122)
Deferred tax liabilities	(5,093)
Net identifiable assets acquired	8,440
Goodwill	14,451
Net assets acquired	22,891

Details of Purchase Consideration, Net Assets Acquired and Goodwill
The details of the purchase consideration, the net assets acquired, and goodwill are as follows:
In thousands of USD	At April 15, 2024
Purchase consideration
Cash consideration paid	15,000
Senior secured notes (1)	15,091
417,130 Class A ordinary shares (2)	2,357
Class A ordinary share call options (3)	504
Total purchase consideration	32,952
Settlement of pre-existing debtor relationship with the Target Companies (4)	(10,061)
Fair value of consideration transferred	22,891

(1)	The Group issued US$15.0 million in aggregate principal amount of senior secured notes on April 15, 2024, in relation to the business combination. The senior secured notes bear an annual interest of 6%, mature five years after April 15, 2024, and are secured by 100% of the shares of the Target Companies. The fair value of the senior secured notes is measured by calculating the present value of the notes using the effective interest rate. For the year ended December 31, 2024, the Group recognized interest expense of approximately US$525,000. In December 2024, the Group fully repaid the outstanding amount and the pledged shares were subsequently released following the settlement of the outstanding principal balance.

(2)	The fair value of the Class A ordinary shares is determined based on the number of shares transferred and the closing price on April 15, 2024. The shares are transferred upon the completion of the acquisition.

(3)	The Group issued Class A ordinary share call options at a strike price of US$35.96 per share, with the expiry date set as the later of April 15, 2029, or six months after all principal and interest accrued under the senior secured notes have been repaid. The fair value was recognized on April 15, 2024 based on the binomial model with the assistance of an independent valuation specialist. The following table provides the key inputs used in the model for determining the value of the option:

At April 15, 2024
Share price	5.65
Dividend yield (%)	-
Expected volatility (%)	126%
Risk-free interest rate (%)	4.65%

(4)	Settlement of pre-existing debtor relationship with the Target Companies represents the payable amount of approximately US$16.4 million from the Group to the Target Companies in relation to the services provided and offset against a prepayment made by the Group to the Target Companies of approximately US$6.3 million. The services provided by the Target Companies, include electricity supply, construction services, and daily operational management for the mining datacenters prior to the date of acquisition.

(5)	Acquisition-related cost amount to approximately US$270,000 are included in general and administrative expenses.

FreeChain Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Purchase Price Allocation of Identifiable Assets acquired and Liabilities Assumed
The assets and liabilities recognized as a result of the acquisition are as follows:
In thousands of USD	At September 13,2024
Fair value of assets acquired and liabilities assumed
Cash and cash equivalents	226
Prepayments and other assets	50
Property, plant and equipment	55
Identified intangible assets: technologies	63,633
Trade payables	(708)
Deferred tax liabilities	(10,819)
Net identifiable assets acquired	52,437
Goodwill	21,367
Net assets acquired	73,804

Details of Purchase Consideration, Net Assets Acquired and Goodwill
The details of the purchase consideration, the net assets acquired, and goodwill are as follows:
In thousands of USD	At September 13, 2024
Purchase consideration
12,514,600 Class A ordinary shares (1)	70,274
255,400 Holdback shares (2)	1,434
Class A ordinary share awards (3)	2,096
Total purchase consideration	73,804

(1)
The Group issued 18,786,600 Class A ordinary shares as part of the acquisition proceeds, of which 12,514,600 Class A ordinary shares were included as part of the purchase consideration. The shares included as part of the purchase consideration had a price of US$5.6154 per share, representing the fair value determined based on the number of shares transferred and the closing price on September 13, 2024 and adjusted for a discount reflecting the lock-up period associated with the share issuance. The remaining portion of the shares were accounted for as remuneration cost under IFRS 2, as the recipients of those shares are subject to continued employment after the acquisition, see Note 21. All shares were transferred upon the completion of the acquisition.

(2)
Holdback shares refer to the Group’s Class A ordinary shares that may be issued depending on the post-closing adjustment amount, as defined in the share purchase agreement, to be determined within 60 days after September 13, 2024. Of the total 383,400 Class A ordinary shares issuable as the holdback shares, 255,400 shares were included as part of the purchase consideration. The shares included as part of the purchase consideration had a price of US$5.6154 per share, representing the fair value determined based on the number of shares reserved and the closing price on September 13, 2024 and adjusted for a discount reflecting the lock-up period associated with the reserved shares. The subsequent change in fair value of these shares between September 13, 2024 and the date of issuance in the amount of US$3.2 million was included in other net gains / (losses). The remaining portion of the holdback shares were accounted for as remuneration cost under IFRS 2, as the recipients of those shares are subject to continued employment after the acquisition, see Note 21. The holdback shares were issued to the shareholders in December 2024.

(3)
The Group exchanged equity-settled share-based payment awards held by the shareholders and employees issued by FreeChain (the “acquiree’s awards”) for equity-settled share-based payment awards issued by the Group under the 2023 Plan (the “replacement awards”). The fair value of the replacement awards was US$5.7 million. The purchase consideration includes US$2.1 million of the fair value of replacement awards, representing the replacement rewards transferred to the shareholders and employees of FreeChain when the acquiree’s awards were substituted by the replacement awards, which relates to pre-acquisition service compensation. The remaining replacement rewards with a fair value of US$3.6 million will be recognized as post-acquisition service compensation. See Note 21.

The fair value of the replacement awards was determined on September 13, 2024 using the binomial model with the assistance of an independent valuation specialist. The following table provides the key inputs used in the model for determining the value of the option:
At September 13, 2024
Share price	6.89
Dividend yield (%)	-
Expected volatility (%)	114%
Risk-free interest rate (%)	3.66%